Redeemable Noncontrolling Interests in Operating Partnership	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Redeemable Noncontrolling Interests in Operating Partnership	Redeemable Noncontrolling Interests in Operating Partnership
Redeemable noncontrolling interests in the operating partnership represents the limited partners’ proportionate share of equity in earnings/losses of the operating partnership, which is an allocation of net income/loss attributable to the common unit holders based on the weighted average ownership percentage of these limited partners’ common units of limited partnership interest in the operating partnership (the “common units”) and the units issued under our Long-Term Incentive Plan (the “LTIP units”) that are vested. Each common unit may be redeemed for either cash or, at our sole discretion, up to one share of our REIT common stock, which is either: (i) issued pursuant to an effective registration statement; (ii) included in an effective registration statement providing for the resale of such common stock; or (iii) issued subject to a registration rights agreement.
LTIP units, which are issued to certain executives and employees of Ashford LLC as compensation, have vesting periods ranging from three years to five years. Additionally, certain independent members of the board of directors have elected to receive LTIP units as part of their compensation, which are fully vested upon grant. Upon reaching economic parity with common units, each vested LTIP unit can be converted by the holder into one common unit which can then be redeemed for cash or, at our election, settled in our common stock. An LTIP unit will achieve parity with the common units upon the sale or deemed sale of all or substantially all of the assets of the operating partnership at a time when our stock is trading at a level in excess of the price it was trading on the date of the LTIP issuance. More specifically, LTIP units will achieve full economic parity with common units in connection with (i) the actual sale of all or substantially all of the assets of the operating partnership or (ii) the hypothetical sale of such assets, which results from a capital account revaluation, as defined in the partnership agreement, for the operating partnership. In March 2020, 28,000 LTIP units with a fair value of approximately $372,000 and a vesting period of three years were granted. In May 2020, approximately 70,000 LTIP units were issued to independent directors with a fair value of approximately $422,000, which vested immediately upon grant. In addition, in May 2020, approximately 16,000 LTIP units were issued to independent directors with a fair value of approximately $107,000, which vested immediately upon grant. This grant represented a portion of the annual cash retainer for each independent director serving on the Company’s board of directors and will be amortized to equity-based compensation expense over the next 12 months. See note 18.
The compensation committee of the board of directors of the Company may authorize the issuance of Performance LTIP units to certain executive officers and directors from time to time. The award agreements provide for the grant of a target number of Performance LTIP units that will be settled in common units of Ashford Trust OP, if, when and to the extent the applicable vesting criteria have been achieved following the end of the performance and service period. The number of Performance LTIP units actually earned may range from 0% to 200% of target based on achievement of specified absolute and relative total stockholder returns based on the formulas determined by the Company’s compensation committee on the grant date. As of June 30, 2020, there were approximately 130,000 Performance LTIP units, representing 200% of the target number granted, outstanding. The performance criteria for the Performance LTIP units are based on market conditions under the relevant literature, and the
Performance LTIP units were granted to non-employees. During the six months ended June 30, 2020, approximately 109,000 performance-based LTIP units were canceled due to the market condition criteria not being met. As a result there was a claw back of the previously declared dividends in the amount of $1.4 million.
In March 2020, 50,000 Performance LTIP units with a fair value of $200,000 and a vesting period of three years were granted.
As of June 30, 2020, we have issued a total of 1.2 million LTIP and Performance LTIP units, net of Performance LTIP cancellations. All LTIP and Performance LTIP units other than approximately 171,000 units (50,000 of which are Performance LTIP units) have reached full economic parity with, and are convertible into, common units upon vesting.
The following table presents the common units redeemed and the fair value upon redemption (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Common units converted to stock	—	—	196	—
Fair value of common units converted	$—	$—	$959	$—
The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	June 30, 2020	December 31, 2019
Redeemable noncontrolling interests (in thousands)	$30,332	$69,870
Cumulative adjustments to redeemable noncontrolling interests (1) (in thousands)	162,020	155,536
Ownership percentage of operating partnership	14.79%	15.92%
____________________________________

(1)	Reflects the excess of the redemption value over the accumulated historical costs.
We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Allocated net (income) loss to the redeemable noncontrolling interests	$37,350	$5,084	$55,021	$13,663
Distributions declared to holders of common units, LTIP units and Performance LTIP units	—	1,317	—	3,940
Performance LTIP dividend claw back upon cancellation	—	—	(1,401)	—

14.   Redeemable Noncontrolling Interests in Operating Partnership

Redeemable noncontrolling interests in the operating partnership represents the limited partners’ proportionate share of equity in earnings/losses of the operating partnership, which is an allocation of net income/loss attributable to the common unit holders based on the weighted average ownership percentage of these limited partners’ common units of limited partnership interest in the operating partnership (the “common units”) and the units issued under our Long-Term Incentive Plan (the “LTIP units”) that are vested. Each common unit may be redeemed for either cash or, at our sole discretion, up to one share of our REIT common stock, which is either: (i) issued pursuant to an effective registration statement; (ii) included in an effective registration statement providing for the resale of such common stock; or (iii) issued subject to a registration rights agreement.

LTIP units, which are issued to certain executives and employees of Ashford LLC as compensation, have vesting periods ranging from three years to five years. Additionally, certain independent members of the board of directors have elected to receive LTIP units as part of their compensation, which are fully vested upon grant. Upon reaching economic parity with common units, each vested LTIP unit can be converted by the holder into one common unit which can then be redeemed for cash or, at our election, settled in our common stock. An LTIP unit will achieve parity with the common units upon the sale or deemed sale of all or substantially all of the assets of the operating partnership at a time when our stock is trading at a level in excess of the price it was trading on the date of the LTIP issuance. More specifically, LTIP units will achieve full economic parity with common units in connection with (i) the actual sale of all or substantially all of the assets of the operating partnership or (ii) the hypothetical sale of such assets, which results from a capital account revaluation, as defined in the partnership agreement, for the operating partnership.

The compensation committee of the board of directors of the Company may authorize the issuance of Performance LTIP units to certain executive officers and directors from time to time. The award agreements provide for the grant of a target number of Performance LTIP units that will be settled in common units of Ashford Trust OP, if, when and to the extent the applicable vesting criteria have been achieved following the end of the performance and service period. The number of Performance LTIP units actually earned may range from 0% to 200% of target based on achievement of specified absolute and relative total stockholder returns based on the formulas determined by the Company’s Compensation Committee on the grant date. As of December 31, 2019, there were approximately 188,000 Performance-based LTIP units, representing 200% of the target number granted, outstanding. The performance criteria for the Performance LTIP units are based on market conditions under the relevant literature, and the Performance LTIP units were granted to non-employees. During the year ended December 31, 2018, approximately 74,000 performance-based LTIP units were canceled due to the market condition criteria not being met. Following the adoption of ASU 2018‑07 in the third quarter of 2018, the corresponding compensation cost is recognized ratably over the service period for the award as the service is rendered, based on the grant date fair value of the award, regardless of the actual outcome of the market condition as opposed to being accounted for at fair value based on the market price of the shares at each quarterly measurement date.

As of December 31, 2019, we have issued a total of 1.2 million LTIP and Performance LTIP units, net of Performance LTIP cancellations. All LTIP and Performance LTIP units other than approximately 77,000 units (none of which are Performance LTIP units) have reached full economic parity with, and are convertible into, common units upon vesting.

We recorded compensation expense for Performance LTIP units and LTIP units as presented in the table below (in thousands):

		Year Ended December 31,
Type	Line Item	2019	2018	2017
Performance LTIP units	Advisory services fee	$3,594	$6,797	$1,785
LTIP units	Advisory services fee	3,264	3,508	2,800
LTIP units – independent directors	Corporate, general and administrative	446	536	475
		$7,304	$10,841	$5,060

The unamortized cost of the unvested Performance LTIP units, which was $2.4 million at December 31, 2019, will be expensed over a period of 2.0 years with a weighted average period of 0.7 years. The unamortized cost of the unvested LTIP units, which was $2.7 million at December 31, 2019, will be expensed over a period of 2.2 years with a weighted average period of 1.3 years.

On February 26, 2019, we issued 147,000 common units in our operating partnership in conjunction with the acquisition of the Hilton Santa Cruz/Scotts Valley. See note 4.

During the years ended December 31, 2019 and 2018, there were no common units redeemed.

During the year ended December 31, 2017, 2,000 common units with an aggregate fair value of $161,000 were redeemed by the holder and, at our election, we issued shares of our common stock to satisfy the redemption price.

The following table presents the redeemable noncontrolling interest in Ashford Trust and the corresponding approximate ownership percentage:

	December 31, 2019	December 31, 2018
Redeemable noncontrolling interests (in thousands)	$69,870	$80,743
Cumulative adjustments to redeemable noncontrolling interests(1) (in thousands)	155,536	146,091
Ownership percentage of operating partnership	15.92%	14.64%
(1)	Reflects the excess of the redemption value over the accumulated historical costs.

We allocated net income (loss) to the redeemable noncontrolling interests and declared aggregate cash distributions to holders of common units and holders of LTIP units, as presented in the table below (in thousands):

	Year Ended December 31,
	2019	2018	2017
Allocated net (income) loss to the redeemable noncontrolling interests	$28,932	$29,313	$21,642
Aggregate cash distributions to holders of common units and LTIP units	6,572	8,789	10,007

A summary of the activity of the units in our operating partnership is as follow (in thousands):

	Year Ended December 31,
	2019	2018	2017
Outstanding at beginning of year	1,992	1,960	1,944
LTIP units issued	34	48	70
Performance LTIP units issued	21	58	118
Performance LTIP units canceled	—	(74)	—
Common units issued for hotel acquisition	147	—	—
Common units converted to common stock	—	—	(2)
Conversion factor adjustment	—	—	(170)
Outstanding at end of year	2,194	1,992	1,960
Common units convertible/redeemable at end of year	1,857	1,665	1,632